UNITED STATES
             SECURITIES AND EXCHANGE COMMISSION
                  Washington, D.C.    20549

                          Form 13F

                     Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2001

Check here if Amendment  [ X ];   Amendment Number: 1
           This Amendment  (Check only one.):   [  ]  is a restatement.
                                                [ X ]  adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:          National Rural Electric Cooperative Association
Address:       4301 Wilson Blvd.
               RSI8-305
               Arlington, VA 22209


Form 13F File Number:

The institutional investment manager filing this report and the persons by whom it is signed hereby represent that the person signing the report is authorized to submit item that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Peter R. Morris
Title:    Vice President and Director of Investments
Phone:    (703) 907-6030

Signature, Place, and Date of Signing:

     Peter R. Morris       Arlington, VA          November 15, 2001

Report Type (Check only one.):

[ X ]    13F HOLDINGS REPORT.   (check here if all holdings of this
         reporting manager are reported in this report.)

[   ]    13F NOTICE.   (Check here if no holdings reported are in this
         report, and all holdings are report by other reporting manager(s). )

[   ]    13F COMBINATION REPORT.   (Check here if all holdings of this
         reporting manager are reported in this report and a portion are reported by other reporting manager (s). )

I am signing this report as required by the Securities and Exchange Act of 1934.


Report Summary:


Number of Other Included Managers:               0

Form 13F Information Table Entry Total:          1

Form 13F Information Table Value Total:        $ 45,152
                                               (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


NONE



                                                                  FORM 13F INFORMATION TABLE


                                                           VALUE     SHRS OR SH/ PUT  INV   OTHER   VOTING AUTHORITY
     NAME OF ISSUER               TITLE OF CL     CUSIP   (X$1000)   PRN AMT PRN CALL DISCR MGRS   SOLE  SHARED  NONE

NASDAQ 100 TRUST UNIT                COM        631100104    45152  1558053  SH       SOLE       1558053